Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Net Assets
Percentage of net income from subsidiaries and VIEs incorporated in the PRC to be appropriated to the statutory reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to statutory reserves	¥ 353,803	¥ 291,064	¥ 180,976
Accumulated statutory reserves	981,042	¥ 627,239
Restricted net assets	¥ 9,867,680